CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Revenue	$ 517,027	¥ 3,599,436	¥ 2,282,216	¥ 1,798,521
Cost of revenue	(408,284)	(2,842,394)	(1,805,588)	(1,416,933)
Gross profit	108,743	757,042	476,628	381,588
Operating expenses:
Sales and marketing expenses	(6,952)	(48,395)	(59,099)	(38,461)
Product development expenses	(104,137)	(724,983)	(202,877)	(191,662)
General and administrative expenses	(74,754)	(520,421)	(145,277)	(156,329)
Total operating expenses	(185,843)	(1,293,799)	(407,253)	(386,452)
(Loss) Income from operations	(77,100)	(536,757)	69,375	(4,864)
Other income (expenses):
Interest expense, net	(1,252)	(8,719)	(1,118)	(13,034)
Foreign currency exchange (loss) gain, net	34	237	684	(787)
Gain on short-term investments	398	2,771	5,512	3,255
Impairment loss for long-term equity investment	(2,298)	(16,000)
Government grants	3,211	22,351	8,792	12,402
Other income, net	1,110	7,724	5,648	3,141
Share of profit from equity method investees, net of income tax	3,127	21,772	19,566	2,902
Income (loss) before income tax	(72,770)	(506,621)	108,459	3,015
Income tax expense	(541)	(3,766)	(4,433)	(2,366)
Net income (loss)	(73,311)	(510,387)	104,026	649
Accretion of Redeemable Convertible Preferred Shares	(16,707)	(116,308)	(248,186)	(228,468)
Deemed dividend to preferred shareholder	(92,243)	(642,174)
Net loss attributable to ordinary shareholders	(182,261)	(1,268,869)	(144,160)	(227,819)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of tax	(13,554)	(94,357)	(119,487)	110,667
Total comprehensive income (loss), net of tax	$ (86,865)	¥ (604,744)	¥ (15,461)	¥ 111,316
Net loss per share attributable to ordinary shareholders
- Basic and diluted (in dollars per share) | (per share)	$ (0.17)	¥ (1.17)	¥ (0.15)	¥ (0.24)
Weighted average number of ordinary shares outstanding used in computing net loss per share
- Basic and diluted (in shares)	1,087,910,999	1,087,910,999	945,712,030	945,712,030